Income tax expense - Schedule of Detailed Income Tax Expenses (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Loss before taxes	$ 251,505	$ 245,963	$ 115,902
Pre-tax book income at the applicable statutory rate	34,060	33,319	12,332
Income Taxes, Tax Effects [Abstract]
Tax losses for which no deferred income tax asset is recognized	(31,138)	(26,112)	(13,187)
State income taxes - U.S.	2,704	0	0
Recognition of previously unrecognized R&D tax credits and deductible temporary differences	22,270	0	0
R&D tax credit - U.S.	7,232	546	436
Non-deductible expenses	(13,665)	(8,166)	(156)
Other	16	86	(7)
Income tax benefit (expense)	$ 21,479	$ (327)	$ (582)